11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 7) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfInventoryLineItems [Line Items]
Inventories	$ 5,169	$ 4,266	$ 6,191	$ 558
Materials and spare parts
DisclosureOfInventoryLineItems [Line Items]
Inventories	3,536	3,067
Advances to suppliers
DisclosureOfInventoryLineItems [Line Items]
Inventories	71	211
In process and finished products
DisclosureOfInventoryLineItems [Line Items]
Inventories	1,516	945
Stock of crude oil
DisclosureOfInventoryLineItems [Line Items]
Inventories	$ 46	$ 43